Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$35,864,712,325

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
and for AUD, BTS Institutional Services Australia Limited

 (1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			33,460,126,862		A (i)	36,369,703,110
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	33,460,126,862
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			417,788,173
Total: A + B + C + D + E - F			33,042,338,688

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			25,533,081,358

A = lesser of (i) Present Value of outstanding loan balance of			36,389,114,377		A (i)	36,389,114,377
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	65,891,355,617
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			36,389,114,377

Intercompany Loan Balance

Guarantee Loan			27,443,131,383
Demand Loan			10,779,855,828
Total			38,222,987,211

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
March 30, 2017	N/A		N/A

Portfolio Flow of Funds

	30-Mar-17		28-Feb-17
Cash Inflows
Principal Receipts	688,801,325.96		536,410,048.32
Sale of Loans	2,686,496,188.97		56,933,553.38
Revenue Receipts	84,795,544.27		81,792,622.49
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(77,761,693.81)	(6)	(74,720,543.27)	(7)
Purchase of Loans	(1,860,735,199.95)		(41,715,730.24)
Intercompany Loan Repayment	(1,514,562,314.98)	(6)	(551,627,871.46)	(7)
Distribution to Partners	-		(14,821,658.02)
Other Inflows / Outflows(8)	-		(18.97)
Net Inflows/(Outflows)	7,033,850.46		(7,749,597.77)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7576%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on April 17th, 2017.

(7) This amount was paid out on March 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$ 37,860,920,120
Current Month Ending Balance (1)	$ 36,346,970,089
Number of Mortgage Loans in Pool	180,201
Average Loan Size	$201,702
Number of Primary Borrowers	159,622
Number of Properties	163,906

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	53.52%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.45%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	82.33%
Weighted Average Seasoning of Loans in the Portfolio	19.83	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.64%
Weighted Average Original Term of Loans in the Portfolio	54.31	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.49	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	39.73	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	180,090	99.94%	36,321,836,874	99.93%
30 to 59 Days Past Due	87	0.05%	19,704,100	0.05%
60 to 89 Days Past Due	24	0.01%	5,429,116	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,615	11.44%	4,925,397,623	13.55%
British Columbia	22,789	12.65%	6,144,450,960	16.90%
Manitoba	3,563	1.98%	501,398,200	1.38%
New Brunswick	4,823	2.68%	502,317,418	1.38%
Newfoundland	4,829	2.68%	701,605,467	1.93%
Northwest Territories	53	0.03%	11,142,373	0.03%
Nova Scotia	7,018	3.89%	915,019,290	2.52%
Nunavut	-	0.00%	-	0.00%
Ontario	90,208	50.06%	18,495,512,944	50.89%
Prince Edward Island	1,052	0.58%	114,235,168	0.31%
Quebec	19,552	10.85%	2,937,159,562	8.08%
Saskatchewan	5,360	2.97%	1,030,576,092	2.84%
Yukon	339	0.19%	68,154,993	0.19%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,251	1.25%	421,831,048	1.16%
599 or less	2,130	1.18%	377,033,905	1.04%
600 - 650	3,963	2.20%	824,675,606	2.27%
651 - 700	10,144	5.63%	2,115,877,072	5.82%
701 - 750	21,814	12.11%	4,760,476,799	13.10%
751 - 800	35,620	19.77%	7,748,958,667	21.32%
801 and Above	104,279	57.87%	20,098,116,992	55.30%
Total	180,201	100.00%	36,346,970,089	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	142,783	79.24%	27,125,058,052	74.63%
Variable	37,418	20.76%	9,221,912,037	25.37%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	140,882	78.18%	25,527,130,303	70.23%
Non-STEP	39,319	21.82%	10,819,839,786	29.77%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	4,018	2.23%	853,950,441	2.35%
Owner Occupied	176,183	97.77%	35,493,019,648	97.65%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	75,003	41.62%	16,847,533,801	46.35%
2.5000 - 2.9999	74,108	41.13%	13,894,308,314	38.23%
3.0000 - 3.4999	22,404	12.43%	4,322,619,448	11.89%
3.5000 - 3.9999	6,948	3.86%	1,053,078,387	2.90%
4.0000 - 4.4999	1,140	0.63%	154,665,649	0.43%
4.5000 - 4.9999	317	0.18%	39,861,252	0.11%
5.0000 - 5.4999	146	0.08%	14,844,240	0.04%
5.5000 and Above	135	0.07%	20,058,999	0.06%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	20,147	11.18%	1,485,166,915	4.09%
20.01-25.00	8,027	4.45%	1,038,860,837	2.86%
25.01-30.00	9,108	5.05%	1,396,427,524	3.84%
30.01-35.00	10,510	5.83%	1,823,537,523	5.02%
35.01-40.00	12,019	6.67%	2,388,469,545	6.57%
40.01-45.00	13,928	7.73%	2,988,242,909	8.22%
45.01-50.00	15,476	8.59%	3,331,666,570	9.17%
50.01-55.00	15,398	8.54%	3,410,351,738	9.38%
55.01-60.00	16,007	8.88%	3,611,616,697	9.94%
60.01-65.00	17,207	9.55%	4,047,922,388	11.14%
65.01-70.00	15,073	8.36%	3,690,082,604	10.15%
70.01-75.00	12,461	6.92%	3,200,890,423	8.81%
75.01-80.00	13,243	7.35%	3,528,556,563	9.71%
80.01 and Above	1,597	0.89%	405,177,851	1.11%
Total	180,201	100.00%	36,346,970,089	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	38,320	21.27%	6,360,369,640	17.50%
12.00 - 23.99	29,293	16.26%	5,205,164,619	14.32%
24.00 - 35.99	23,015	12.77%	4,352,716,070	11.98%
36.00 - 41.99	21,596	11.98%	4,408,260,578	12.13%
42.00 - 47.99	17,363	9.64%	3,657,939,633	10.06%
48.00 - 53.99	26,825	14.89%	6,706,687,641	18.45%
54.00 - 59.99	21,244	11.79%	5,182,575,812	14.26%
60.00 - 65.99	1,457	0.81%	281,001,024	0.77%
66.00 - 71.99	248	0.14%	41,804,358	0.12%
72.00 and Above	840	0.47%	150,450,714	0.41%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	52,016	28.87%	3,055,243,091	8.41%
100,000 - 149,999	30,047	16.67%	3,757,470,965	10.34%
150,000 - 199,999	27,155	15.07%	4,735,765,938	13.03%
200,000 - 249,999	20,721	11.50%	4,645,106,499	12.78%
250,000 - 299,999	15,653	8.69%	4,287,862,614	11.80%
300,000 - 349,999	10,635	5.90%	3,440,123,748	9.46%
350,000 - 399,999	7,186	3.99%	2,687,200,324	7.39%
400,000 - 449,999	4,372	2.43%	1,852,753,863	5.10%
450,000 - 499,999	3,250	1.80%	1,541,678,575	4.24%
500,000 - 549,999	2,184	1.21%	1,145,600,083	3.15%
550,000 - 599,999	1,715	0.95%	985,230,715	2.71%
600,000 - 649,999	1,206	0.67%	752,925,433	2.07%
650,000 - 699,999	888	0.49%	599,002,768	1.65%
700,000 - 749,999	669	0.37%	485,391,084	1.34%
750,000 - 799,999	558	0.31%	432,153,713	1.19%
800,000 - 849,999	421	0.23%	347,318,794	0.96%
850,000 - 899,999	431	0.24%	376,772,407	1.04%
900,000 - 949,999	278	0.15%	256,935,905	0.71%
950,000 - 999,999	277	0.15%	269,577,725	0.74%
1,000,000 or Greater	539	0.30%	692,855,847	1.91%
Total	180,201	100.00%	36,346,970,089	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,098	15.04%	5,204,280,351	14.32%
Single Family	146,009	81.03%	29,550,826,574	81.30%
Multi Family	6,448	3.58%	1,462,938,692	4.02%
Other	646	0.36%	128,924,473	0.35%
Total	180,201	100.00%	36,346,970,089	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	88,592,712	65,447,952	89,541,335	100,918,599	131,806,083	168,327,399	214,852,152	262,283,525	403,835,358	587,038,186	570,727,646	663,736,965	1,360,683,643	217,606,067	4,925,397,623	13.55%
	Current and Less Than 30 Days Past Due	88,509,671	65,273,983	89,454,302	100,918,599	131,806,083	168,177,590	214,852,152	262,283,525	403,835,358	585,986,001	570,002,832	662,768,399	1,359,345,676	217,606,067	4,920,820,241	99.91%
	30 to 59 Days Past Due	82,065	-	87,033	-	-	-	-	-	-	1,052,185	370,623	727,888	1,337,967	-	3,657,762	0.07%
	60 to 89 Days Past Due	975	173,969	-	-	-	149,809	-	-	-	-	354,190	240,677	-	-	919,620	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	374,089,025	264,160,024	333,364,859	430,311,846	539,674,414	685,829,451	637,533,478	655,546,902	623,011,428	520,655,118	385,158,108	314,961,732	290,263,095	89,891,481	6,144,450,960	16.90%
	Current and Less Than 30 Days Past Due	373,908,114	263,999,314	332,993,384	430,311,846	539,476,887	685,829,451	637,335,042	655,169,950	623,011,428	520,655,118	384,995,926	314,961,732	290,263,095	89,891,481	6,142,802,767	99.97%
	30 to 59 Days Past Due	180,911	160,710	-	-	197,528	-	-	376,952	-	-	162,181	-	-	-	1,078,282	0.02%
	60 to 89 Days Past Due	-	-	371,475	-	-	-	198,436	-	-	-	-	-	-	-	569,911	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	11,431,592	7,332,001	10,597,080	15,030,961	18,253,879	22,925,071	32,939,475	44,222,907	47,000,562	69,178,477	68,025,825	66,707,998	85,870,724	1,881,647	501,398,200	1.38%
	Current and Less Than 30 Days Past Due	11,431,592	7,332,001	10,597,080	15,030,961	18,253,879	22,925,071	32,939,475	44,222,907	47,000,562	69,178,477	68,025,825	66,707,998	85,870,724	1,881,647	501,398,200	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,193,600	8,137,476	12,485,442	14,791,075	19,219,268	24,963,958	44,141,171	70,449,889	75,116,018	94,508,965	70,167,596	34,935,204	21,595,731	612,024	502,317,418	1.38%
	Current and Less Than 30 Days Past Due	11,177,593	8,137,476	12,485,442	14,791,075	19,219,268	24,963,958	44,141,171	70,449,889	75,016,771	94,405,561	70,167,596	34,935,204	21,595,731	612,024	502,098,761	99.96%
	30 to 59 Days Past Due	16,007	-	-	-	-	-	-	-	99,247	-	-	-	-	-	115,254	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	103,404	-	-	-	-	103,404	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	13,080,777	7,759,358	13,420,143	19,482,449	24,834,368	40,836,840	52,445,480	96,518,780	101,042,115	134,694,082	113,791,703	42,428,608	38,497,921	2,772,841	701,605,467	1.93%
	Current and Less Than 30 Days Past Due	13,080,777	7,759,358	13,420,143	19,482,449	24,834,368	40,836,840	52,445,480	96,518,780	101,042,115	134,694,082	113,791,703	42,428,608	38,497,921	2,772,841	701,605,467	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest	All	706,844	-	95,107	697,690	158,519	232,251	978,869	1,593,728	996,158	2,437,339	2,130,286	1,115,583	-	-	11,142,373	0.03%
Territories	Current and Less Than 30 Days Past Due	706,844	-	95,107	697,690	158,519	232,251	978,869	1,593,728	996,158	2,437,339	2,130,286	1,115,583	-	-	11,142,373	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	23,263,867	17,351,755	21,986,048	25,473,238	40,142,583	53,274,821	70,551,959	106,297,728	120,454,159	184,261,404	122,452,863	73,926,696	54,485,818	1,096,352	915,019,290	2.52%
	Current and Less Than 30 Days Past Due	23,263,867	17,351,755	21,986,048	25,473,238	40,054,451	53,208,240	70,505,339	106,297,728	120,454,159	183,945,062	122,452,863	73,926,696	54,485,818	1,096,352	914,501,615	99.94%
	30 to 59 Days Past Due	-	-	-	-	88,132	66,581	46,620	-	-	316,342	-	-	-	-	517,675	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	866,259,048	595,142,269	820,833,140	1,095,176,612	1,466,270,815	1,791,929,518	2,016,705,689	1,816,788,260	1,808,752,765	1,892,489,396	1,769,017,772	1,475,802,153	1,061,951,427	18,394,081	18,495,512,944	50.89%
	Current and Less Than 30 Days Past Due	866,025,069	595,072,185	820,629,053	1,093,590,751	1,465,304,854	1,789,708,577	2,011,765,288	1,816,788,260	1,807,766,619	1,890,581,358	1,768,349,489	1,475,376,013	1,061,951,427	18,394,081	18,481,303,024	99.92%
	30 to 59 Days Past Due	233,978	-	35,266	1,249,521	965,961	1,361,859	3,061,271	-	986,146	1,908,039	521,223	426,140	-	-	10,749,404	0.06%
	60 to 89 Days Past Due	-	70,084	168,821	336,340	-	859,082	1,879,129	-	-	-	147,060	-	-	-	3,460,516	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward	All	3,345,064	2,779,490	2,409,391	3,411,158	3,806,132	5,524,048	10,717,948	14,391,475	18,383,915	24,272,998	13,960,811	7,170,286	4,062,451	-	114,235,168	0.31%
Island	Current and Less Than 30 Days Past Due	3,345,064	2,779,490	2,409,391	3,411,158	3,806,132	5,524,048	10,717,948	14,339,522	18,383,915	24,272,998	13,960,811	7,170,286	4,062,451	-	114,183,215	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	51,953	-	-	-	-	-	-	51,953	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	72,545,183	54,024,517	69,047,152	89,142,020	105,262,959	138,636,181	166,063,531	213,431,244	262,389,619	324,901,671	393,707,051	426,658,098	549,878,481	71,471,854	2,937,159,562	8.08%
	Current and Less Than 30 Days Past Due	72,532,065	53,778,553	69,047,152	89,142,020	105,186,083	138,583,319	166,063,531	213,282,888	261,803,872	324,290,921	393,707,051	426,453,141	549,484,127	71,471,854	2,934,826,577	99.92%
	30 to 59 Days Past Due	-	245,964	-	-	-	52,862	-	148,356	585,747	610,750	-	204,957	394,354	-	2,242,990	0.08%
	60 to 89 Days Past Due	13,118	-	-	-	76,876	-	-	-	-	-	-	-	-	-	89,995	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,586,859	15,575,988	20,313,486	25,879,624	35,652,868	50,741,213	77,297,035	116,997,091	142,400,230	201,298,997	177,328,757	89,230,179	58,290,100	983,667	1,030,576,092	2.84%
	Current and Less Than 30 Days Past Due	18,586,859	15,575,988	20,313,486	25,879,624	35,652,868	50,591,439	76,902,918	116,359,413	142,400,230	201,298,997	177,060,937	89,103,116	58,290,100	983,667	1,028,999,641	99.85%
	30 to 59 Days Past Due	-	-	-	-	-	149,773	394,116	479,071	-	-	267,820	-	-	-	1,290,780	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	158,608	-	-	-	127,063	-	-	285,671	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,072,345	1,150,007	2,334,340	3,222,251	3,387,658	5,022,157	7,439,783	11,830,208	8,234,370	12,185,755	3,614,189	4,216,921	2,977,171	467,838	68,154,993	0.19%
	Current and Less Than 30 Days Past Due	2,072,345	1,150,007	2,334,340	3,222,251	3,387,658	5,022,157	7,439,783	11,830,208	8,234,370	12,185,755	3,614,189	4,216,921	2,977,171	467,838	68,154,993	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,485,166,915	1,038,860,837	1,396,427,524	1,823,537,523	2,388,469,545	2,988,242,909	3,331,666,570	3,410,351,738	3,611,616,697	4,047,922,388	3,690,082,604	3,200,890,423	3,528,556,563	405,177,851	36,346,970,089	100.00%
	Current and Less Than 30 Days Past Due	1,484,639,861	1,038,210,111	1,395,764,929	1,821,951,662	2,387,141,048	2,985,602,942	3,326,086,996	3,409,136,799	3,609,945,556	4,043,931,670	3,688,259,507	3,199,163,699	3,526,824,242	405,177,851	36,321,836,874	99.93%
	30 to 59 Days Past Due	512,961	406,674	122,299	1,249,521	1,251,621	1,631,076	3,502,008	1,056,332	1,671,141	3,887,315	1,321,847	1,358,985	1,732,321	-	19,704,100	0.05%
	60 to 89 Days Past Due	14,093	244,053	540,295	336,340	76,876	1,008,891	2,077,566	158,608	-	103,404	501,250	367,740	-	-	5,429,116	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/30/2017
Distribution Date:	4/13/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	20,420,781	18,829,941	26,783,327	32,679,566	41,206,061	48,930,041	50,489,528	43,257,608	44,240,668	33,439,660	27,283,645	22,344,819	9,605,718	2,319,685	421,831,048	1.16%
<=599	8,015,117	7,847,017	7,359,285	15,116,360	25,277,528	43,009,112	58,214,211	52,180,147	43,148,188	41,456,435	44,193,021	20,904,409	9,696,849	616,224	377,033,905	1.04%
600-650	10,984,338	13,549,407	18,697,846	30,714,387	45,932,826	88,302,922	103,666,069	100,582,601	90,721,080	95,938,348	95,687,308	66,475,406	54,211,760	9,211,309	824,675,606	2.27%
651-700	45,163,064	37,074,898	52,035,680	83,753,080	144,994,992	192,692,249	213,240,742	210,562,356	239,353,456	269,722,565	228,895,131	184,940,167	193,916,137	19,532,556	2,115,877,072	5.82%
701-750	109,368,404	98,073,131	130,670,242	186,425,389	264,224,417	380,437,864	467,648,569	432,771,647	490,431,028	577,390,101	562,069,775	464,996,018	531,830,455	64,139,759	4,760,476,799	13.10%
751-800	208,186,766	146,002,613	232,335,904	330,947,225	435,027,022	554,761,845	619,803,138	712,614,561	778,219,342	944,961,178	880,205,595	839,658,778	960,669,089	105,565,612	7,748,958,667	21.32%
>800	1,083,028,445	717,483,829	928,545,241	1,143,901,515	1,431,806,699	1,680,108,876	1,818,604,314	1,858,382,818	1,925,502,935	2,085,014,101	1,851,748,130	1,601,570,826	1,768,626,555	203,792,708	20,098,116,992	55.30%
Total	1,485,166,915	1,038,860,837	1,396,427,524	1,823,537,523	2,388,469,545	2,988,242,909	3,331,666,570	3,410,351,738	3,611,616,697	4,047,922,388	3,690,082,604	3,200,890,423	3,528,556,563	405,177,851	36,346,970,089	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.